DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Financial Assets at Amortized Cost (Details) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current [Abstract]
VRD bonds	$ 7,111	$ 14,900
Government Bonds (Argentine National Treasury Notes)	922,314	0
Government Bonds (Central Bank Notes)	516,003	0
Total	1,445,428	14,900
Non-current [Abstract]
VRD bonds	14,473	21,584
Government Bonds (Argentine National Treasury Notes)	0	0
Government Bonds (Central Bank Notes)	0	0
Total	14,473	21,584
Argentine Pesos [Member]
Current [Abstract]
Total	523,114	14,900
Non-current [Abstract]
Total	14,473	21,584
U.S. Dollars [Member]
Current [Abstract]
Total	922,314	0
Non-current [Abstract]
Total	$ 0	$ 0